Other Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Other Accrued Liabilities [Abstract]
Schedule of Other Accrued Liabilities	Other accrued liabilities consist of the following:
	March 31,
	2025	2026
Accrued expenses	$479	$480
Others	535	536
	$1,014	$1,016